Fair Value Measurements (Details) - Schedule of Fair Value of the Assets and Liabilities	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Assets and Liabilities [Abstract]
Fair value as of August 15, 2023 (inception)	$ 8,810,000
Change in fair value of derivative liabilities	(6,160,000)
Fair value as of December 31, 2023	$ 2,650,000